Employee benefits - Principal actuarial assumptions regarding defined benefit plans (Details) - year	Sep. 30, 2025	Sep. 30, 2024
U.K.
Disclosure of defined benefit plans [line items]
Discount rate	576.00%	5.00%
Future salary increases	31.00%	0.31%
Future pension increases	285.00%	3.01%
Inflation rate	306.00%	3.15%
Longevity at age 65 for current members, Males	21.4	22.1
Longevity at age 65 for current members, Females	23.6	23.9
Longevity at age 45 for current members, Males	22.7	23.5
Longevity at age 45 for current members, Females	25.1	25.4
France
Disclosure of defined benefit plans [line items]
Discount rate	370.00%	3.33%
Future salary increases	275.00%	4.10%
Future pension increases	0.00%	0.00%
Inflation rate	200.00%	2.00%
GERMANY
Disclosure of defined benefit plans [line items]
Discount rate	370.00%	3.33%
Future salary increases	250.00%	2.50%
Future pension increases	210.00%	2.10%
Inflation rate	200.00%	2.00%
Longevity at age 65 for current members, Males	21.0	21.0
Longevity at age 65 for current members, Females	24.0	24.0
Longevity at age 45 for current members, Males	24.0	24.0
Longevity at age 45 for current members, Females	27.0	27.0
Other
Disclosure of defined benefit plans [line items]
Discount rate	509.00%	5.06%
Future salary increases	230.00%	2.74%
Future pension increases	29.00%	0.31%
Inflation rate	349.00%	3.44%